Stock-Based Compensation (Summary of Stock Option Activity) (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Apr. 26, 2006
Stock-Based Compensation [Abstract]
Options, Outstanding, beginning of year	225,670	229,836	207,534
Options, Granted	28,600	30,250	31,900
Options, Exercised	(24,127)	(20,435)	(2,833)
Options, Forfeited	(10,603)	(13,981)	(6,765)
Options, Outstanding, end of year	219,540	225,670	229,836
Options, Exercisable, end of year	190,940	196,489	199,005
Weighted Average Exercise Price Per Share, Outstanding, beginning of year	$ 26.27	$ 25.85	$ 25.93
Weighted Average Exercise Price Per Share, Granted	$ 27.07	$ 27.05	$ 24.94
Weighted Average Exercise Price Per Share, Exercised	$ 23.83	$ 22.19	$ 17.90
Weighted Average Exercise Price Per Share, Forfeited	$ 28.92	$ 26.88	$ 27.50
Weighted Average Exercise Price Per Share, Outstanding, end of year	$ 26.64	$ 26.27	$ 25.85
Weighted Average Exercise Price Per Share, Exercisable, end of year	$ 26.58	$ 26.15	$ 25.99
Weighted Average Remaining Contractual Term, Outstanding,	4 years 9 months 18 days
Weighted Average Remaining Contractual Term, Outstanding,	4 years 9 months 18 days
Aggregate Intrinsic Value, Outstanding,	$ 256,499	$ 113,352
Aggregate Intrinsic Value, Outstanding, end of year	146,970	256,499	113,352
Aggregate Intrinsic Value, Exercisable, end of year	146,900	256,499	112,152
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized				275,000
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized	157,000	154,000	130,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Intrinsic Value	$ 146,970	$ 256,499	$ 113,352